Trade and Other Receivables - Summary of Trade and Other Receivables Reported in Balance Sheet Net of Allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	£ 2,763	£ 3,369
Loans and other receivables	696	629
Prepayments and accrued income	504	343
Net trade and other receivables per balance sheet	3,963	4,341
Carrying Value
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	2,804	3,396
Loans and other receivables	696	639
Allowance
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	£ (41)	(27)
Loans and other receivables		£ (10)